Schedule of Effects of Reinsurance on Premiums and Contract Charges (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effects of Reinsurance [Line Items]
Direct premiums and contract charges	$ 155,439	$ 155,193	$ 152,197
Total premiums and contract charges	132,516	128,927	93,725
Non-affiliate
Effects of Reinsurance [Line Items]
Assumed premiums and contract charges	830	835	849
Ceded premiums and contract charges	(21,515)	(23,140)	(23,417)
Affiliate
Effects of Reinsurance [Line Items]
Ceded premiums and contract charges	$ (2,238)	$ (3,961)	$ (35,904)